Income Taxes (Details) $ / shares in Units, $ in Thousands, $ in Millions			12 Months Ended
	Jan. 01, 2018	Jan. 01, 2015	Dec. 31, 2020 USD ($) jurisdiction $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income taxes
Number of taxable jurisdictions | jurisdiction			2
Components of income before income taxes
Income before income tax expenses			$ 375,913	$ 602,397		$ 668,842
Add: loss from non-China operations			57,031	106,256		43,266
Income from China operations			432,944	708,653		712,108
Income tax expenses			$ 61,316	$ 109,564		$ 96,222
Effective tax rate for China operations (as a percent)			13.50%	12.40%	12.40%	13.50%
Income tax rate (as a percent)			25.00%	25.00%	25.00%	25.00%
Composition of income tax expenses for China operations
Deferred tax provisions (benefits)			$ (15,727)	$ 16,839		$ 4,438
Current income tax expenses			77,043	92,725		91,784
Income tax expenses			$ 61,316	$ 109,564		$ 96,222
Reconciliation of the statutory tax rate to the effective tax rate for China operations
Statutory EIT rate (as a percent)			25.00%	25.00%	25.00%	25.00%
Effect on tax holiday and preferential tax treatment (as a percent)			(20.90%)	(13.70%)	(13.70%)	(12.10%)
Research and development super-deduction (as a percent)			(3.00%)	(1.20%)	(1.20%)	(0.10%)
Non-deductible expenses and non-taxable income, net (as a percent)			(0.50%)	0.30%	0.30%	0.70%
Change in valuation allowance (as a percent)			12.90%	2.00%	2.00%
Effective tax rate for China operations (as a percent)			13.50%	12.40%	12.40%	13.50%
Deferred tax assets:
Net operating loss carry forwards			$ 8,872	$ 5,515
Less: Valuation allowance			(8,872)	(5,515)
Depreciation, investment-related impairment, accounts receivable, accrued and other liabilities			107,892	42,932
Less: Valuation allowance			(80,872)	(26,472)
Net deferred tax assets (included in other non-current assets)			27,020	16,460
Deferred tax liabilities:
Acquired intangible assets			30,999	1,793
Depreciation			1,435	1,044
Investment gain			25,496	31,135
Others			369
Total deferred tax liabilities			58,299	33,972
Valuation allowance on deferred tax assets			89,700	32,000
Non-China
Components of income before income taxes
Income tax expenses			2,852	21,473
Deferred tax charges from fair value change of investments			2,900	21,500
Composition of income tax expenses for China operations
Income tax expenses			$ 2,852	$ 21,473
Cayman Islands
Components of income before income taxes
Withholding income tax on dividends distributed by subsidiaries to its immediate holding entity outside China (as a percent)			0.00%
Hong Kong
Components of income before income taxes
Withholding profits earned					$ 2
Income tax rate (as a percent)			16.50%	16.50%	16.50%	16.50%
Withholding income tax rate for dividend paid to foreign tax resident investors (as a percentage)				8.25%	8.25%
Net operating loss carry forwards			$ 10,400
Reconciliation of the statutory tax rate to the effective tax rate for China operations
Statutory EIT rate (as a percent)			16.50%	16.50%	16.50%	16.50%
China
Components of income before income taxes
Income tax expenses			$ 58,464	$ 88,091		$ 96,222
Withholding income tax on dividends distributed by subsidiaries to its immediate holding entity outside China (as a percent)			10.00%
Income tax rate (as a percent)			25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Net operating loss carry forwards			$ 30,100	$ 22,100
Maximum percentage of withholding income tax on dividends distributed by subsidiaries to its immediate holding entity in Hong Kong			5.00%
Percentage of ownership interests held by foreign investors			25.00%
Percentage of withholding income tax on dividends distributed by PRC subsidiaries to its immediate holding company in Hong Kong			5.00%
Composition of income tax expenses for China operations
Income tax expenses			$ 58,464	$ 88,091		$ 96,222
Reconciliation of the statutory tax rate to the effective tax rate for China operations
Statutory EIT rate (as a percent)			25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Deferred tax liabilities:
Historical rate for valuing deferred tax assets (as a percent)			25.00%
China | Software enterprise
Components of income before income taxes
Period of income tax exemption		2 years
Reduction in preferential tax rate (as a percent)	50.00%
Preferential statutory rate (as a percent)				12.50%	12.50%	12.50%	12.50%
Period of reduced preferential income tax rate	3 years
China | key software enterprise
Components of income before income taxes
Preferential statutory rate (as a percent)				10.00%	10.00%	10.00%	10.00%
China | High and New Technology Enterprises
Components of income before income taxes
Preferential statutory rate (as a percent)			15.00%
Weibo Technology
Reconciliation of the statutory tax rate to the effective tax rate for China operations
Effect of preferential tax treatment				$ 83,200		$ 77,200
Effect of tax exemption and preferential tax on basic net income per share (USD per share) | $ / shares			$ 0.40	$ 0.43		$ 0.39
Weibo Technology | key software enterprise
Reconciliation of the statutory tax rate to the effective tax rate for China operations
Preferential tax treatment recognized			$ 13,400	$ 13,000		$ 10,800
Weibo Technology | High and New Technology Enterprises
Reconciliation of the statutory tax rate to the effective tax rate for China operations
Effect of preferential tax treatment			$ 55,100